Unabsorbed cost due to production stoppage (Tables)	12 Months Ended
Dec. 31, 2024
Unabsorbed cost due to production stoppage
Summary of unabsorbed cost due to production stoppage

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Services provided by third parties	1,528	5,654	7,608
Short-term and low-value lease	434	644	1,180
Electricity and water	98	1,741	2,510
Consumption of materials and supplies	50	917	1,155
Transport	17	316	301
Insurances	—	2,782	867
Direct labor	—	6,144	6,505
Maintenance and repairment	—	606	330
Rights	—	590	1,285
Mining easement	—	177	214
Others	8	322	1,103

	2,135	19,893	23,058